Description of the Plan	12 Months Ended
Dec. 31, 2025
EPB 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
The following description of the Nordson Employees' Savings Trust Plan ("Plan") provides only general information. Participants should refer to the Plan document for a complete description of the Plan's provisions.
General:
The Plan, which began March 16, 1962, is a defined contribution plan covering certain salaried, full-time and part- time, domestic employees of Nordson Corporation ("Company"). It is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").
The Plan was restated effective January 1, 2023 to incorporate all prior amendments and to state the terms of the related trust in a separate agreement.
Effective December 21, 2020, the assets of the Nordson Corporation Non-Union Employees Stock Ownership Plan (NUESOP) were merged into the Plan. The assets of the NUESOP became a fund within the Plan. Participants can diversify the assets within the NUESOP fund into any other funds within the Plan at any time. Only employees who were participants in the NUESOP on July 1, 2013 and whose participation has not otherwise terminated continue to be eligible for the NUESOP fund.
As of June 10, 2024, the Plan transitioned to a new recordkeeper and Trustee (Fidelity). The investment options available in the 401(k) Plan did not change as part of the transition. Participant investments as of market close on June 7, 2024, transferred to the same investments at Fidelity (called a reregistration, or in-kind transfer) and remained invested in the market during the transition.
Effective July 9, 2024 eligible employees of Cyber Optics Corporation became participants in the Plan and the assets of CyberOptics Corporation Retirement Savings Plan were merged into the Plan on the same day. Effective January 1, 2025 eligible employees of Arag Precision Technology Inc. became participants in the Plan and the assets of the Arag Precision Technology Inc. 401(K) Savings Plan were merged into the Plan on the same day.

Eligibility:
All salaried and non-union hourly domestic employees of the Company are eligible to become active participants in the Plan beginning with the first payroll period after completion of one hour of service.
Contributions:
Participants may elect between 1% and 30% of their compensation to be contributed to the Plan by the Company. Participant contributions can be designated as a Roth contribution, a pre-tax contribution or a combination of the two types of participant contributions. Certain higher-paid participants may be limited to a lesser percentage.
Unless otherwise elected, new employees are auto-enrolled into the Plan after 30 days of employment with pre-tax contributions in an amount equal to a percentage determined by the Nordson Retirement Committee, currently 6% of their compensation.
Participant pre-tax contributions automatically increase by 1% each year until a contribution rate equal to a percentage determined by the Nordson Retirement Committee is reached, currently 10%.
The automatic enrollment provision does not apply to Roth 401(k) contributions. Participants can opt out of the automatic increase program.
Post-tax Employee Contribution - Participants may elect between 1% and 5% of their compensation to be contributed to the Plan by the Company. Certain higher-paid participants may be limited to a lesser percentage.
Total pre-tax, Roth and post-tax employee contributions may not exceed 30%.
1    Description of Plan, Continued
Contributions, continued:
Employer Contributions - The Company makes matching contributions equal to 50% of each participant’s contributions, which are attributable to the first 6% of compensation, subject to Plan restrictions. Effective July 1, 2021, the Company also makes an additional 3% nonelective employer contribution on an annual basis for employees hired or rehired on or after July 1, 2021 and actively employed through December 31 of each year. Effective March 1, 2022, the Company began making an additional 3% nonelective employer contribution on an annual basis for employees who opted out of the Nordson Salaried Employees Pension Plan and are actively employed through December 31 of each year.
The Company may also make additional discretionary contributions, if authorized by its Board of Directors; however, no such discretionary contributions were made for the years presented. Each year, the Company may also make discretionary contributions to the NUESOP portion of the plan. For 2025 and 2024, there were no NUESOP contributions.
Contributions from Plan participants and from the Employer are recorded in the year in which the employee contributions are withheld from compensation or paid by the Employer.

Rollover contributions from other plans are also accepted, provided certain specified conditions are met.
Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code, as defined in the Plan agreement.
Participants’ Accounts:
A separate account in each fund is maintained for each participant. The account balances for participants are adjusted periodically as follows:
a)As of the date with respect to which the contribution was earned.
b)Daily for a pro rata share of each respective fund’s net investment income, determined by the percentage increase or decrease in the value of the fund.
c)Prior to 2025, annually for a pro rata share of forfeitures attributable to matching employer contributions, determined by the ratio that each active participant’s separate account balance on the allocation date bears to the aggregate separate account balances for all active participants on the allocation date.
Vesting:
Participants are fully vested in all employee contributions and rollover contributions and the related gains and losses. Participants vest in employer contributions (adjusted for gains and losses) 33 1/3% for each year of service.
Forfeitures:
Forfeitures are available for allocation after the earlier of a five-year period commencing from the date on which the participant's employment was terminated or upon the participant requesting a distribution. Prior to 2025, forfeitures due to termination from the Plan before a participant is 100% vested were allocated to remaining participants. Forfeitures allocated in 2024 were $564,672. Forfeitures available to be allocated at December 31, 2024 were $810,904.

Effective January 1, 2025, forfeitures are no longer reallocated back to remaining participants. Available forfeitures are used to offset employer contributions and plan expenses. No forfeitures were used in 2025. Forfeitures available at December 31, 2025 were $1,496,284.

Notes Receivable from Participants:
Notes receivable are permitted under certain circumstances and are subject to limitations. Participants may borrow from their fund accounts up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. Notes receivable are repaid over a period not to exceed five years.
1    Description of Plan, Continued
Notes Receivable from Participants, continued:
Effective March 1, 2022 a participant is permitted to take out two loans, which may include either: Two General Purpose Loans, or One General Purpose Loan and One Residential Loan. A Residential Loan is a loan taken for the purpose of purchasing a primary residence. Participants with two outstanding General Purpose Loans as of the March 1, 2022 effective date will not be permitted to take an additional loan until one of the General Purpose Loans is repaid.
The notes receivable are secured by the balance in the participant's account and bear interest at rates established by the Company. Principal and interest are paid ratably through payroll deductions.
Payment of Benefits:
Upon retirement after age 55 or death or disability, if earlier, the balance in the separate account is paid to the participant or beneficiaries either in a lump sum or installments. A participant who has attained age 59 1/2 can also elect to withdraw amounts from their separate account. Until distribution, each account shall participate in the allocation of earnings and appreciation or depreciation of assets.
If the employment of a participant is terminated for any cause other than death or total disability prior to the attainment of the age of 55 years, any distribution will be based on the number of years the participant participated in the Plan. The portion of the account to be distributed will be equal to all the employee's contributions and related earnings, plus 33 1/3% of the remainder of the balance (the employer's matching contribution, forfeitures and related earnings) in the separate account for each full year of participation in the Plan up to 100%.
Benefit payments to participants are recorded upon distribution.
Investment Options:
Participants can direct their contributions in 1% increments in any of the investment funds offered by the Plan.
Company match contributions made on behalf of participants are invested according to the participant's investment elections or into the Plan's default fund if no investment elections exist.
Effective April 1, 2021, future investment contributions and investment transfers into Nordson Stock are capped at 50% of the total investments in the participant's account.